[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]

January 18, 2006

EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	File Nos. 811-08664 and 333-118368

Dear Commissioners:

Pursuant to rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that: the form of the supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Scott Kreighbaum or me (at 517/367-3835 or 517/367-4354, respectively).

Sincerely,

/s/ Ellen M. Baird

Ellen M. Baird

Senior Paralegal